Note 14 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of expenses Incurred for related parties [text block]
During the year, the Company incurred charges with Cascabel and IMDEX as follows:

	December 31,	December 31,
	2020	2019

Fees related to Dr. Megaw:
Exploration and marketing services	$505	$420
Travel and expenses	12	72
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	54	59
Field exploration services	160	298
	$731	$849

Disclosure of subsidiaries [text block]
	Country of	Principal	MAG's effective interest
Name	Incorporation	Project	2020 (%)	2019(%)

Minera Los Lagartos, S.A. de C.V.	Mexico	Juanicipio (44%)	100%	100%

Disclosure of information about key management personnel [text block]
During the year, compensation of key management personnel (including directors) was as follows:

	December 31,	December 31,
	2020	2019
Salaries and other short term employee benefits	$1,726	$1,694
Share based payments (Note 9(b), (c ), and (d))	1,853	1,429
	$3,579	$3,123